COTTONWOOD MUTUAL FUNDS
225 West Washington Street, Suite 1450

Chicago, Illinois 60606

August 29, 2011

VIA EDGAR

==========

Securities and Exchange Commission

Filing Desk

100 F Street, N.E.

Washington, D.C.  20549

RE:

Cottonwood Mutual Funds (the “Trust”) Registration Statement under the Securities Act of 1933, and the Registration Statement under the Investment Company Act of 1940 on Form N-1A with respect to the HAGIN Keystone Market Neutral Fund (the “Fund”)

Ladies and Gentlemen:

Pursuant to Rule 8b-16 under the Investment Company Act of 1940, as amended, and Regulation S-T, transmitted herewith on behalf of the Trust is the Trust’s initial Registration Statement on Form N-1A (the “Registration Statement”).  This filing contains the Prospectus and Statement of Additional Information for the Fund.  This transmission contains a conformed signature page, the manually signed original of which, is maintained at the offices of the Trust.

To the extent your comments are provided in writing on this initial filing, we request that you either fax a copy or e-mail those comments to John H. Lively at the fax number or e-mail address noted below.  If you have any questions concerning the foregoing, please contact John H. Lively at the address written below or via phone at (913) 660-0778.

Sincerely,

/s/ John H. Lively

John H. Lively

The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law Group
2041 West 141st Terrace, Suite 119
Leawood, KS  66224
Direct Phone: 913.660.0778
Direct Fax: 913.660.9157
E-Mail: John.lively@1940actlawgroup.com

STLD01-1429511-2